Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Differed Tax Assets (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Deferred Tax Assets [Abstract]
Deferred tax asset utilisation of which is dependent on future taxable profits	₨ 1,062	$ 14	₨ 1,611
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	12,468	164	10,808
Net Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1,062	14	1,611
Net Deferred Tax Assets | Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	21,077	278	17,415
Net Deferred Tax Assets | Deferred Tax Assets | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	26	0	31
Net Deferred Tax Assets | Deferred Tax Assets | Loss on mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	376	5	222
Net Deferred Tax Assets | Deferred Tax Assets | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	30	0	1
Net Deferred Tax Assets | Deferred Tax Assets | Unamortised ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	3	0
Net Deferred Tax Assets | Deferred Tax Assets | Provision for decommissioning cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1,248	16	1,246
Net Deferred Tax Assets | Deferred Tax Assets | Expected credit loss
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	88	1	54
Net Deferred Tax Assets | Deferred Tax Assets | Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	17,939	236	15,173
Net Deferred Tax Assets | Deferred Tax Assets | Unused tax credits
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	181	2	106
Net Deferred Tax Assets | Deferred Tax Assets | Provision for operation and maintenance equalisation
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	252	3	284
Net Deferred Tax Assets | Deferred Tax Assets | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	470	6	149
Net Deferred Tax Assets | Deferred Tax Assets | Financial guarantee contracts
Deferred Tax Assets [Abstract]
Deferred tax assets (net)			24
Net Deferred Tax Assets | Deferred Tax Assets | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	355	5	28
Net Deferred Tax Assets | Deferred Tax Assets | Others
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	109	1	97
Net Deferred Tax Assets | Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	20,015	264	15,804
Net Deferred Tax Assets | Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities			6
Net Deferred Tax Assets | Deferred Tax Liabilities | Gain on mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	51	1	81
Net Deferred Tax Assets | Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	19,265	254	15,407
Net Deferred Tax Assets | Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	162	2	169
Net Deferred Tax Assets | Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	497	7	129
Net Deferred Tax Assets | Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	0	0	11
Net Deferred Tax Assets | Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 40	$ 1	₨ 1